Insurance Benefits and Claims Expenses - Summary of Insurance Benefits and Claims Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	¥ 248,736	¥ 259,708	¥ 253,157
Accident and health claims and claim adjustment expenses	40,552	33,818	27,269
Increase in insurance contract liabilities	189,931	172,517	126,619
Total	479,219	466,043	407,045
Gross [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	250,627	260,853	253,824
Accident and health claims and claim adjustment expenses	41,056	34,101	27,519
Increase in insurance contract liabilities	190,703	173,085	127,156
Total	482,386	468,039	408,499
Ceded [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	(1,891)	(1,145)	(667)
Accident and health claims and claim adjustment expenses	(504)	(283)	(250)
Increase in insurance contract liabilities	(772)	(568)	(537)
Total	¥ (3,167)	¥ (1,996)	¥ (1,454)